SEGMENT INFORMATION (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($) item	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Better Schools CNY	Dec. 31, 2012 Better Schools CNY	Dec. 31, 2011 Better Schools CNY	Dec. 31, 2013 Better Schools Tutoring CNY	Dec. 31, 2012 Better Schools Tutoring CNY	Dec. 31, 2011 Better Schools Tutoring CNY	Dec. 31, 2013 Better Schools K-12 Schools CNY	Dec. 31, 2012 Better Schools K-12 Schools CNY	Dec. 31, 2011 Better Schools K-12 Schools CNY	Dec. 31, 2013 Better Jobs CNY	Dec. 31, 2012 Better Jobs CNY	Dec. 31, 2011 Better Jobs CNY	Dec. 31, 2013 Better Jobs Career Enhancement CNY	Dec. 31, 2012 Better Jobs Career Enhancement CNY	Dec. 31, 2011 Better Jobs Career Enhancement CNY	Dec. 31, 2012 Better Jobs Colleges CNY	Dec. 31, 2011 Better Jobs Colleges CNY
SEGMENT INFORMATION
Number of operating segments	4	4
Number of reportable segments	4	4
SEGMENT INFORMATION
Net Revenues	$ 188,395	1,140,487	1,277,477	1,496,869	945,052	964,766	972,526	761,377	773,611	777,969	183,675	191,155	194,557	195,435	312,711	524,343	195,435	310,016	505,202	2,695	19,141
Cost of revenue	(122,675)	(742,637)	(805,306)	(621,176)	(628,103)	(616,430)	(449,438)	(507,310)	(492,088)	(341,942)	(120,793)	(124,342)	(107,496)	(114,533)	(188,876)	(171,738)	(114,533)	(185,698)	(168,546)	(3,179)	(3,192)
GROSS PROFIT	$ 65,720	397,850	472,171	875,693	316,949	348,336	523,088	254,067	281,523	436,027	62,882	66,813	87,061	80,902	123,835	352,605	80,902	124,318	336,656	(484)	15,949